Convertible Notes And Derivative Liability and Warrants (Details) - USD ($)							6 Months Ended		12 Months Ended
	Oct. 23, 2026	Oct. 12, 2026	Sep. 01, 2026	Aug. 11, 2026	Aug. 10, 2026	Jul. 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Oct. 21, 2026	Oct. 09, 2026	Oct. 01, 2026	Aug. 17, 2026	Aug. 14, 2026
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note							$ 2,127,112
Percentage of beneficiary cap							9.90%
Percentage of exercise warrants							9.99%
Derivative liability							$ 710,536		$ 262,616
2025 Securities Purchase Agreement [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)									203
Series C Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)							609,554
Public Warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrants issued (in Shares)							5,175,000
Private – warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrants issued (in Shares)							3,145,000
Free standing instruments – warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)							1,292,306
Derivative liability [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Derivative liability							$ 710,536		$ 262,616
Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)							5,885
Interest expense							$ 527,749	$ 125,489
Convertible Promissory Note was Converted into Ordinary Shares [Member] | Maximum [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note discount percentage							12.00%
Convertible Promissory Note was Converted into Ordinary Shares [Member] | Minimum [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note discount percentage							6.00%
CFI Capital LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance											$ 250,000
Auctus Fund LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance										$ 175,000
Efrat Investment LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance										138,888
Hinterland Partners LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance													$ 250,000
Labrys Fund II, LP [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance												$ 161,250
Common Stock [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Percentage of conversion exceeds							9.99%
Number of ordinary share (in Shares)							1
Common Stock [Member] | 2025 Securities Purchase Agreement [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note									$ 2,725,000
Subsequent Event [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Principal amount				$ 7,105,468.75
Total principal balance														$ 7,105,468.75
Convertible Debt [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note							$ 5,289,000
Private – warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)							5,175,000		3,145,000
Warrant exercise price per share (in Dollars per share)							$ 11.5
Liquidation term							5 years
Class A Ordinary Shares [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)	570,477	570,477	570,477
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)							$ 1.76
Class A Ordinary Shares [Member] | Series C Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)							$ 1.76
Class A Ordinary Shares [Member] | Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note							$ 2,127,112
Class A Ordinary Shares [Member] | Auctus Fund LLC [Member] | 2025 Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance										$ 175,000
Class A Ordinary Shares [Member] | Hinterland Partners LLC [Member] | 2025 Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance													$ 250,000
Class A Ordinary Shares [Member] | Silvercrest [Member] | 2025 Securities Purchase Agreement [Member] | Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance											$ 250,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Principal amount					$ 100,000
Converted ordinary shares (in Shares)						570,477